Annual Total Returns - Fidelity Advisor® Consumer Discretionary Fund [BarChart] - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Consumer Discretionary Fund - Fidelity Advisor Consumer Discretionary Fund-Class A
Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(2.24%)
Annual Return 2012	20.55%
Annual Return 2013	40.56%
Annual Return 2014	9.48%
Annual Return 2015	3.83%
Annual Return 2016	4.14%
Annual Return 2017	21.77%
Annual Return 2018	(1.36%)
Annual Return 2019	26.64%
Annual Return 2020	36.14%